UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2002
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia            11/14/02
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         116
                                             -------------------------

Form 13F Information Table Value Total:      $  204,472
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
3Com Corp.                          COM     885535104      43       11000     SH           SOLE                  11000
Abercrombie & Fitch Co.             COM     002896207    1456       74030     SH           SOLE                  74030
ABM Industries, Inc.                COM     000957100     899       63750     SH           SOLE                  63750
Alcoa, Inc.                         COM     013817101    2584      133892     SH           SOLE                 133892
Allete, Inc.                        COM     018522102    1308       60550     SH           SOLE                  60550
Allied Capital, Inc.                COM     01903Q108    2685      122680     SH           SOLE                 122680
American Axle & Manufacturing       COM     024061103     921       36870     SH           SOLE                  36870
Ameripath Inc.                      COM     03071D109    1339       89855     SH           SOLE                  89855
Amgen, Inc.                         COM     031162100     221        5305     SH           SOLE                   5305
Apogee Enterprises                  COM     037598109    1209      110550     SH           SOLE                 110550
Apria Healthcare Group Com          COM     037933108    2036       86405     SH           SOLE                  86405
Arrow International, Inc.           COM     042764100     792       24620     SH           SOLE                  24620
Arvinmeritor, Inc.                  COM     043353101    1864       99685     SH           SOLE                  99685
Ashland, Inc.                       COM     044204105    2404       89735     SH           SOLE                  89735
Bank of America                     COM     060505104     837       13113     SH           SOLE                  13113
Bank of New York                    COM     064057102     374       13000     SH           SOLE                  13000
Barr Laboratories                   COM     068306109    2542       40810     SH           SOLE                  40810
BB&T Corp.                          COM     054937107     392       11178     SH           SOLE                  11178
Bear Stearns                        COM     073902108    2474       43864     SH           SOLE                  43864
Beazer Homes USA, Inc.              COM     07556Q105     820       13435     SH           SOLE                  13435
Blyth, Inc.                         COM     09643P108    1972       70690     SH           SOLE                  70690
Boeing Co.                          COM     097023105    3638      106588     SH           SOLE                 106588
Briggs & Stratton Corp.             COM     109043109    2940       78310     SH           SOLE                  78310
California Amplifier Inc.           COM     129900106      45       12600     SH           SOLE                  12600
Caterpillar, Inc.                   COM     149123101    2873       77185     SH           SOLE                  77185
Centex Construction Products        COM     15231R109    2757       77235     SH           SOLE                  77235
Charter One Financial Inc.          COM     160903100    2284       76838     SH           SOLE                  76838
Cigna Corp.                         COM     125509109    3439       48605     SH           SOLE                  48605
Clark/Bardes Inc.                   COM     180668105    1377       77400     SH           SOLE                  77400
ClearOne Communications             COM     185060100      44       13000     SH           SOLE                  13000
Comerica, Inc.                      COM     200340107    3291       68256     SH           SOLE                  68256
Constellation Brands, Inc.          COM     21036P108    2308       99932     SH           SOLE                  99932
Convergys Corp                      COM     212485106     880       58550     SH           SOLE                  58550
Cooper Cos                          COM     216648402    1415       26950     SH           SOLE                  26950
Countrywide Credit                  COM     222372104    3857       81812     SH           SOLE                  81812
Crane Co.                           COM     224399105    1172       59335     SH           SOLE                  59335
CTS Corp.                           COM     126501105     925      201045     SH           SOLE                 201045
Deucalion Research, Inc.            COM     251468104       0      115000     SH           SOLE                 115000
Diebold, Inc.                       COM     253651103    3385      102825     SH           SOLE                 102825
Donaldson, Inc. Com                 COM     257651109    1399       40750     SH           SOLE                  40750
DTE Energy Co.                      COM     233331107    2979       73205     SH           SOLE                  73205
EI Dupont                           COM     263534109     226        6270     SH           SOLE                   6270
Electronic Data Systems             COM     285661104    1227       87745     SH           SOLE                  87745
Equity Growth Corp. Wt. Exp. 1      COM     294694120       0       12000     SH           SOLE                  12000
Everest Re Group LTD Com            COM     G3223R108    2421       44135     SH           SOLE                  44135
Exxon Mobile Corp.                  COM     30231g102     436       13656     SH           SOLE                  13656
Ezcony Interamerica                 COM     G3287M102       0       20100     SH           SOLE                  20100
FirstEnergy Corp.                   COM     337932107    4490      150214     SH           SOLE                 150214
FirstMerit Corp. Com                COM     337915102    1849       86307     SH           SOLE                  86307
Footstar, Inc                       COM     344912100     478       61317     SH           SOLE                  61317
Ford Motor Co.                      COM     345370100    3029      309116     SH           SOLE                 309116
FPL Group, Inc.                     COM     302571104     766       14230     SH           SOLE                  14230
GenCorp, Inc.                       COM     368682100    1324      131600     SH           SOLE                 131600
General Cable Del New Com           COM     369300108    1047      272030     SH           SOLE                 272030
Goodrich, BF Co.                    COM     382388106    1920      101600     SH           SOLE                 101600
Guidant Corp.                       COM     401698105    3686      114070     SH           SOLE                 114070
Haemonetics Corp Com                COM     405024100     603       25400     SH           SOLE                  25400
Halliburton Co.                     COM     406216101    1718      133050     SH           SOLE                 133050
Harland John H. Co.                 COM     412693103    1055       38850     SH           SOLE                  38850
Harman International Industrie      COM     413086109    2410       46564     SH           SOLE                  46564
Haverty Furniture Co., Inc.         COM     419596101    1492      119391     SH           SOLE                 119391
HJ Heinz Co.                        COM     423074103    2004       60049     SH           SOLE                  60049
Innodata Corp.                      COM     457642205      38       37600     SH           SOLE                  37600
Johnson Controls, Inc.              COM     478366107    4135       53830     SH           SOLE                  53830
Jones Apparel Group, Inc.           COM     480074103    2943       95848     SH           SOLE                  95848
K Mart Corp.                        COM     482584109     307      627085     SH           SOLE                 627085
Kellwood Co.                        COM     488044108    2060       90120     SH           SOLE                  90120
Lafarge Corp.                       COM     505862102     769       26535     SH           SOLE                  26535
Lincoln National Corp.              COM     534187109     887       29020     SH           SOLE                  29020
LSI Logic Corp.                     COM     502161102    2413      379950     SH           SOLE                 379950
Manitowoc, Inc.                     COM     563571108    1944       71062     SH           SOLE                  71062
May Department Stores Co.           COM     577778103    2549      111930     SH           SOLE                 111930
Maytag Corp.                        COM     578592107    2971      128175     SH           SOLE                 128175
MBNA Corp.                          COM     55262L100    2755      149894     SH           SOLE                 149894
McCormick & Co.                     COM     579780206    2645      116010     SH           SOLE                 116010
Metris Cos Inc. Com                 COM     591598107      24       10400     SH           SOLE                  10400
Metro One Telecomm                  COM     59163F105     640       75300     SH           SOLE                  75300
Moog, Inc.                          COM     615394202    1704       60297     SH           SOLE                  60297
Nabors Industries, Inc.             COM     629568106    2762       84345     SH           SOLE                  84345
National Commerce Financial Co      COM     63545P104     436       17391     SH           SOLE                  17391
Nicor, Inc.                         COM     654086107    1751       62105     SH           SOLE                  62105
Norsk Hydro                         COM     656531605    2220       58674     SH           SOLE                  58674
Oakley Inc.                         COM     673662102     309       30750     SH           SOLE                  30750
Orthodontic Centers of America      COM     68750P103    1393      130217     SH           SOLE                 130217
Pfizer, Inc.                        COM     717081103    2959      101965     SH           SOLE                 101965
Polaris Industries, Inc.            COM     731068102    3489       56275     SH           SOLE                  56275
PPG Industries                      COM     693506107    3543       79265     SH           SOLE                  79265
Quaker Chemical Corp.               COM     747316107    2059      107035     SH           SOLE                 107035
Quanta Svcs, Inc. Com               COM     74762E102     188       90500     SH           SOLE                  90500
Regis Corp.                         COM     758932107    2427       85785     SH           SOLE                  85785
Reinsurance Group Amer Inc          COM     759351109    1211       46880     SH           SOLE                  46880
Safeway, Inc.                       COM     786514208    1834       82255     SH           SOLE                  82255
Salton, Inc.                        COM     795757103     243       28500     SH           SOLE                  28500
Sara Lee Corp.                      COM     803111103    4559      249257     SH           SOLE                 249257
Schering Plough Corp.               COM     806605101     476       22335     SH           SOLE                  22335
Smithfield Foods, Inc.              COM     832248108    2391      152320     SH           SOLE                 152320
Standex International Corp.         COM     854231107    2293      113049     SH           SOLE                 113049
Superior Industries Internatio      COM     868168105    1713       36390     SH           SOLE                  36390
Synovis Life Technologies           COM     87162G105      73       10000     SH           SOLE                  10000
TBC Corp.                           COM     872180104    1027       99079     SH           SOLE                  99079
Telefonos de Mexico SA              COM     879403780    2482       88164     SH           SOLE                  88164
TeleTech Holdings                   COM     879939106      66       10500     SH           SOLE                  10500
Toll Brothers, Inc.                 COM     889478103    2449      112631     SH           SOLE                 112631
Toro Co.                            COM     891092108    2460       43725     SH           SOLE                  43725
Tyco International, Ltd.            COM     902124106    2891      205068     SH           SOLE                 205068
United Technologies                 COM     913017109    3207       56770     SH           SOLE                  56770
Universal Corp.                     COM     913456109    1358       38725     SH           SOLE                  38725
US Bancorp                          COM     902973304     978       52625     SH           SOLE                  52625
Vasomedical Inc.                    COM     922232110      61       39100     SH           SOLE                  39100
Verizon Communications              COM     92343V104    2510       91480     SH           SOLE                  91480
VF Corp.                            COM     918204108    3075       85474     SH           SOLE                  85474
Vintage Petroleum, Inc.             COM     927460105    2231      206545     SH           SOLE                 206545
Wachovia Corp. New                  COM     929903102    5074      155219     SH           SOLE                 155219
Washington Federal, Inc.            COM     938824109    2519      112894     SH           SOLE                 112894
Washington Mutual, Inc.             COM     939322103    2577       81890     SH           SOLE                  81890
Xeta Technology                     COM     983909102      33       17000     SH           SOLE                  17000

REPORT SUMMARY           116 DATA RECORDS           $204,472           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


